Pay vs Performance Disclosure 1 - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO1 ($)	Compensation Actually Paid to PEO1 ($)	Summary Compensation Table Total for PEO2 ($)	Compensation Actually Paid to PEO2 ($)	Average Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on Peer Group Shareholder Return ($)	Net Income (Loss) ($ in millions)	Company-Selected Measure ($ in millions)
	(a)(b)	(a)(d)	(a)(b)	(a)(d)	(c)	(c)(d)	(e)	(f)		(g)
2022	1,641,443	788,298	1,668,181	815,036	552,263	236,213	89	57	8.0	103.3
2021	1,369,043	2,951,941	1,401,028	2,983,926	495,622	1,046,848	154	77	20.6	97.9
2020	1,087,462	752,540	1,100,831	765,909	372,689	302,725	81	89	(48.0)	48.4

(a)PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all three years reported in this table.

(b)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Dr. Haitzmann and Mr. Hoetzinger and (ii) the average total compensation in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Dr. Haitzmann and Mr. Hoetzinger reported for the applicable year.

(c)For all three years reported in this table Non-PEO NEOs were: Ms. Stapleton, Mr. Wright, Mr. Terler and Mr. Strohriegel.

	(d)To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments are set forth in the tables below. Based on the required methodology for calculating “Compensation Actually Paid” under SEC disclosure rules, “Compensation Actually Paid” fluctuates most significantly based on changes in the Company’s stock price during the vesting period of the award. Accordingly, values shown as “Compensation Actually Paid” reflect the increase or decrease in the value of such equity awards based on our stock price performance and, for the years prior to vesting, do not reflect compensation realized or earned by the NEO. Accordingly, “Compensation Actually Paid” reflected below includes values for equity awards that may not be earned due to failure to satisfy the vesting conditions or may be earned at levels that differ from the amounts reported below based on the stock price as of the vesting date. The assumptions used for calculating the fair value for purposes of determining “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes. None of our NEOs participate in a pension plan; therefore, no adjustment from the Summary Compensation Table total related to pension value was made.
Named Executive Officers, Footnote [Text Block]	PEO1 is Dr. Erwin Haitzmann. PEO2 is Mr. Peter Hoetzinger. Dr. Haitzmann and Mr. Hoetzinger were co-CEOs for all three years reported in this table.
Non-PEO NEO Average Total Compensation Amount	$ 552,263	$ 495,622	$ 372,689
Non-PEO NEO Average Compensation Actually Paid Amount	236,213	1,046,848	302,725
Total Shareholder Return Amount	89	154	81
Peer Group Total Shareholder Return Amount	57	77	89
Net Income (Loss)	$ 8,000,000.0	$ 20,600,000	$ (48,000,000.0)
Company Selected Measure Amount	103,300,000	97,900,000	48,400,000
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO1 ($)			PEO2 ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Summary Compensation Table - Total Compensation	1,641,443	1,369,043	1,087,462	1,668,181	1,401,028	1,100,831	552,263	495,622	372,689
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(746,970)	(289,079)	(258,641)	(746,970)	(289,079)	(258,641)	(226,758)	(108,047)	(96,670)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	392,609	877,423	439,258	392,609	877,423	439,258	119,181	327,940	164,176
+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(704,815)	994,554	(281,084)	(704,815)	994,554	(281,084)	(263,421)	331,333	(74,953)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	89,779	—	—	89,779	—	—	23,940	—	—
+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	116,252	—	(234,455)	116,252	—	(234,455)	31,008	—	(62,517)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—
= Compensation Actually Paid	788,298	2,951,941	752,540	815,036	2,983,926	765,909	236,213	1,046,848	302,725

(e)Pursuant to the rules of the SEC, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(f)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(g)Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2022 fiscal year to our company’s performance, is Adjusted EBITDA, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to the most directly comparable measure under GAAP, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Non-GAAP Measures – Adjusted EBITDA” in our Annual Report on Form 10-K for the year ended December 31, 2022.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO1 ($)			PEO2 ($)			Other NEOs Average ($)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Summary Compensation Table - Total Compensation	1,641,443	1,369,043	1,087,462	1,668,181	1,401,028	1,100,831	552,263	495,622	372,689
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(746,970)	(289,079)	(258,641)	(746,970)	(289,079)	(258,641)	(226,758)	(108,047)	(96,670)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	392,609	877,423	439,258	392,609	877,423	439,258	119,181	327,940	164,176
+/- Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(704,815)	994,554	(281,084)	(704,815)	994,554	(281,084)	(263,421)	331,333	(74,953)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	89,779	—	—	89,779	—	—	23,940	—	—
+/- Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	116,252	—	(234,455)	116,252	—	(234,455)	31,008	—	(62,517)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—	—	—	—	—
= Compensation Actually Paid	788,298	2,951,941	752,540	815,036	2,983,926	765,909	236,213	1,046,848	302,725

(e)Pursuant to the rules of the SEC, Total Shareholder Return (TSR) is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table. Historic stock price performance is not necessarily indicative of future stock price performance.

(f)Our peer group used for the TSR calculation is the Dow Jones US Gambling Index.

(g)Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs for the 2022 fiscal year to our company’s performance, is Adjusted EBITDA, a non-GAAP financial measure. For a discussion and reconciliation of Adjusted EBITDA to the most directly comparable measure under GAAP, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Non-GAAP Measures – Adjusted EBITDA” in our Annual Report on Form 10-K for the year ended December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]	The relationship between “Compensation Actually Paid” and the pay of our NEOs compared to the Company’s Net Income (Loss) and Adjusted EBITDA is further illustrated below:
Total Shareholder Return Vs Peer Group [Text Block]	The relationship between “Compensation Actually Paid” and the pay of our NEOs compared to TSR is further illustrated below:
Peo1 [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	$ 1,641,443	$ 1,369,043	$ 1,087,462
PEO Actually Paid Compensation Amount	$ 788,298	2,951,941	752,540
PEO Name	Dr. Erwin Haitzmann
Peo2 [Member]
Pay vs Performance Disclosure [Line Items]
PEO Total Compensation Amount	$ 1,668,181	1,401,028	1,100,831
PEO Actually Paid Compensation Amount	$ 815,036	2,983,926	765,909
PEO Name	Mr. Peter Hoetzinger
Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (226,758)	(108,047)	(96,670)
Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member] | Peo1 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(746,970)	(289,079)	(258,641)
Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member] | Peo2 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(746,970)	(289,079)	(258,641)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	119,181	327,940	164,176
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member] | Peo1 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	392,609	877,423	439,258
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member] | Peo2 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	392,609	877,423	439,258
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(263,421)	331,333	(74,953)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | Peo1 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(704,815)	994,554	(281,084)
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | Peo2 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(704,815)	$ 994,554	(281,084)
Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	23,940
Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | Peo1 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	89,779
Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member] | Peo2 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	89,779
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	31,008		(62,517)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Peo1 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	116,252		(234,455)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Peo2 [Member] | PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 116,252		$ (234,455)